Preferred Stock Summary (Parenthetical) (Detail) (Series A Noncumulative Perpetual Preferred Stock)	12 Months Ended
Dec. 31, 2012
Series A Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Preferred stock, dividend payment rate, basis spread on variable rate	0.565%
Per annum dividend rate, percentage	4.00%